SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Raw materials	$ 38	$ 93
Smart cart electrical equipment		909
Smart cart parts	337	145
Inventories	$ 375	$ 1,147	$ 1,147